Pension and OPEB Plans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Pension And OPEB Plan Costs

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017

Components of net allocated pension costs:
Service cost	$7	$6	$21	$18
Interest cost	29	32	89	98
Expected return on assets	(29)	(28)	(89)	(86)
Amortization of net loss	12	11	36	33
Net pension costs	19	21	57	63
Components of net OPEB costs:
Service cost	2	1	6	5
Interest cost	11	12	33	36
Expected return on assets	(2)	(2)	(6)	(6)
Amortization of prior service cost	(8)	(5)	(21)	(15)
Amortization of net loss	14	8	41	24
Net OPEB costs	17	14	53	44
Total net pension and OPEB costs	36	35	110	107
Less amounts deferred principally as property or a regulatory asset	(17)	(25)	(52)	(76)
Net amounts recognized as expense	$19	$10	$58	$31

	Year Ended December 31,
	2017	2016	2015

Pension costs	$85	$76	$104
OPEB costs	58	62	53
Total benefit costs	143	138	157
Less amounts recognized principally as property or a regulatory asset	(98)	(100)	(113)
Net amounts recognized as expense	$45	$38	$44

Schedule Of Assumptions Used And Net Periodic Benefit Cost Not Yet Recognized And Amounts Recognized In Other Comprehensive Income (Loss)

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015

Assumptions Used to Determine Net Periodic Pension and OPEB Costs:
Discount rate	4.05%	4.30%	3.96%	4.35%	4.60%	4.23%
Expected return on plan assets	5.17%	5.54%	5.26%	6.10%	6.30%	6.65%
Rate of compensation increase	3.33%	3.29%	3.29%	-	-	-

Components of Net Pension and OPEB Costs:
Service cost	$24	$23	$25	$7	$7	$7
Interest cost	131	134	131	47	49	43
Expected return on assets	(115)	(122)	(115)	(8)	(9)	(10)
Amortization of prior service cost (credit)	-	-	-	(20)	(20)	(20)
Amortization of net loss	45	41	63	32	35	33
Net periodic pension and OPEB costs	$85	$76	$104	$58	$62	$53

Other Changes in Plan Assets and Benefit Obligations Recognized as Regulatory Assets or in Other Comprehensive Income:
Net loss (gain)	$(11)	$41	$37	$139	$10	$39
Amortization of net loss	(45)	(41)	(63)	(32)	(35)	(33)
Plan amendments	-	-	-	(78)	-	-
Amortization of prior service (cost) credit	-	-	-	20	20	20
Total recognized as regulatory assets or other comprehensive income	(56)	-	(26)	49	(5)	26
Total recognized in net periodic pension and OPEB costs and as regulatory assets or other comprehensive income	$29	$76	$78	$107	$57	$79

Schedule Of Assumptions Used

	Pension Plans			OPEB Plan
	Year Ended December 31,			Year Ended December 31,
	2017	2016	2015	2017	2016	2015

Assumptions Used to Determine Benefit Obligations at Period End:
Discount rate	3.54%	4.05%	4.30%	3.73%	4.35%	4.60%
Rate of compensation increase	4.46%	3.33%	3.29%	-	-	-

Schedule Of Changes In Projected Benefit Obligations And Changes In Fair Value Of Plan Assets And Net Funded Status

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

Change in Projected Benefit Obligation:
Projected benefit obligation at beginning of year	$3,307	$3,201	$1,116	$1,088
Service cost	24	23	7	7
Interest cost	131	134	47	49
Participant contributions	-	-	19	17
Assumption of liabilities	-	-	-	7
Plan amendments	-	-	(78)	-
Actuarial (gain) loss	201	106	154	10
Benefits paid	(163)	(157)	(67)	(62)
Projected benefit obligation at end of year	$3,500	$3,307	$1,198	$1,116
Accumulated benefit obligation at end of year	$3,387	$3,213	$-	$-

Change in Plan Assets:
Fair value of assets at beginning of year	$2,287	$2,252	$143	$141
Actual return (loss) on assets	327	188	23	9
Employer contributions	149	4	31	31
Assets related to assumed liabilities	-	-	-	7
Participant contributions	-	-	19	17
Benefits paid	(163)	(157)	(67)	(62)
Fair value of assets at end of year	$2,600	$2,287	$149	$143

Funded Status:
Projected benefit obligation at end of year	$(3,500)	$(3,307)	$(1,198)	$(1,116)
Fair value of assets at end of year	2,600	2,287	149	143
Funded status at end of year	$(900)	$(1,020)	$(1,049)	$(973)

Schedule Of Amounts Recognized In Balance Sheet

	Pension Plans		OPEB Plan
	Year Ended December 31,		Year Ended December 31,
	2017	2016	2017	2016

Amounts Recognized in the Balance Sheet Consist of:
Liabilities:
Other current liabilities	$(4)	$(4)	$(12)	$-
Other noncurrent liabilities	(896)	(1,016)	(1,037)	(973)
Net liability recognized	$(900)	$(1,020)	$(1,049)	$(973)
Regulatory assets:
Net loss	$538	$583	$402	$296
Prior service cost (credit)	-	-	(86)	(30)
Net regulatory asset recognized	$538	$583	$316	$266
Accumulated other comprehensive net loss	$124	$136	$3	$4

Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value

	At December 31,
	2017	2016

Pension Plan with PBO and ABO in Excess of Plan Assets:
Projected benefit obligations	$3,316	$3,137
Accumulated benefit obligations	3,207	3,051
Plan assets	2,409	2,112

Schedule Of Target Asset Allocation Ranges By Asset Category

Target Allocation Ranges
Asset Category	Recoverable	Non-recoverable

International equities	13% - 21%	5% - 9%
U.S. equities	16% - 24%	6% - 10%
Real estate	3% - 6%	-
Credit strategies	5% - 9%	4% - 6%
Fixed income	45% - 57%	76% - 84%

Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions

Pension Plans		OPEB Plan
Asset Class	Expected Long-Term Rate of Return	Asset Class	Expected Long-Term Rate of Return

International equity securities	7.33%	401(h) accounts	6.51%
U.S. equity securities	6.40%	Life insurance VEBA	6.13%
Real estate	5.60%	Union VEBA	6.13%
Credit strategies	5.03%	Non-union VEBA	2.60%
Fixed income securities	4.20%	Weighted average	6.20%
Weighted average (a)	5.48%

_____________

(a)The 2018 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 4.36% and 4.78% for Oncor's portion of the Vistra Retirement Plan.

Schedule Of Contributions

	Year Ended December 31,
	2017	2016	2015

Pension plans contributions	$149	$4	$54
OPEB plan contributions	31	31	25
Total contributions	$180	$35	$79

Schedule Of Estimated Future Benefit Payments

	2018	2019	2020	2021	2022	2023-27

Pension plans	$186	$187	$192	$197	$200	$1,050
OPEB plan	$56	$59	$62	$65	$68	$351

Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$11	$-	$11
Equity securities:
U.S.	235	2	-	237
International	271	-	-	271
Fixed income securities:
Corporate bonds (a)	-	1,081	-	1,081
U.S. Treasuries	-	251	-	251
Other (b)	-	44	-	44
Real estate	-	-	3	3
Total assets in the fair value hierarchy	$506	$1,389	$3	1,898
Total assets measured at net asset value (c)				702
Total fair value of plan assets				$2,600

	At December 31, 2016
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$-	$14	$-	$14
Equity securities:
U.S.	193	3	-	196
International	225	-	-	225
Fixed income securities:
Corporate bonds (a)	-	1,089	-	1,089
U.S. Treasuries	-	223	-	223
Other (b)	-	40	-	40
Real estate	-	-	5	5
Total assets in the fair value hierarchy	$418	$1,369	$5	$1,792
Total assets measured at net asset value (c)				495
Total fair value of plan assets				$2,287

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of municipal bonds, emerging market debt, bank loans and fixed income derivative instruments.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy.  The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assets Fair Value Measured On Recurring Basis

	At December 31, 2017
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$1	$1	$-	$2
Equity securities:
U.S.	35	-	-	35
International	33	-	-	33
Fixed income securities:
Corporate bonds (a)	-	30	-	30
U.S. Treasuries	-	3	-	3
Other (b)	28	1	-	29
Total assets in the fair value hierarchy	$97	$35	$-	132
Total assets measured at net asset value (c)				17
Total fair value of plan assets				$149

	At December 31, 2016
	Level 1	Level 2	Level 3	Total

Asset Category
Interest-bearing cash	$2	$-	$-	$2
Equity securities:
U.S.	41	-	-	41
International	28	-	-	28
Fixed income securities:
Corporate bonds (a)	-	28	-	28
U.S. Treasuries	-	2	-	2
Other (b)	28	-	-	28
Total assets in the fair value hierarchy	$99	$30	$-	129
Total assets measured at net asset value (c)				14
Total fair value of plan assets				$143

_____________

(a)Substantially all corporate bonds are rated investment grade by a major ratings agency such as Moody’s.

(b)Other consists primarily of diversified bond mutual funds.

(c)Fair value was measured using the net asset value (NAV) per share as a practical expedient as the investments did not have a readily determinable fair value and are not required to be classified in the fair value hierarchy. The NAV fair value amounts presented here are intended to permit a reconciliation to the total fair value of plan assets.

Postretirement Health Coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Assumptions Used

	Year Ended December 31,
	2017	2016

Assumed Health Care Cost Trend Rates – Not Medicare Eligible:
Health care cost trend rate assumed for next year (a)	8.00%	5.80%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024

Assumed Health Care Cost Trend Rates – Medicare Eligible:
Health care cost trend rate assumed for next year (b)	9.40%	5.70%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	5.00%
Year that the rate reaches the ultimate trend rate	2026	2024

(a) 2017 trend rates include weighting for prescription drugs. Comparable rate for 2016 is 6.80%.
(b) 2017 trend rates include weighting for prescription drugs. Comparable rate for 2016 is 8.40%.
	1-Percentage Point Increase	1-Percentage Point Decrease

Sensitivity Analysis of Assumed Health Care Cost Trend Rates:
Effect on accumulated postretirement obligation	$158	$(131)
Effect on postretirement benefits cost	8	(6)